SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2016
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES [Abstract]
Basis of presentation
(a) Basis of presentation

The consolidated financial statements have been prepared and presented in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The realization of assets and the satisfaction of liabilities in the normal course of business are dependent on, among other things, the Company’s ability to generate cash flows from operations, and the Company’s ability to arrange adequate financing arrangements, including the renewal or rollover of its bank borrowings, to support its working capital requirements.

The following factors raise substantial doubt about the Company's ability to continue as a going concern for the foreseeable future.

•	For the year ended December 31, 2016, the Company incurred a net loss of $34,698,251.

•
As of December 31, 2016, the Company's current liabilities exceed its current assets by $396,938,100. While the Company had cash and cash equivalents of $37,336,382, it had short-term bank borrowings of $595,433,960 all due within one year.

These factors are mitigated by the following plans and actions:

•
As of April 2017, the Company has performed a review of its cash flow forecast for the twelve months ending April 2018. The Company believes that its operating cash flow in the forecasted period will be positive. While management believes the forecast is based on reasonable assumptions including: i) despite the possible fluctuation for the raw material prices, the cost to produce modules and wafers is estimated to be marginally lower for the forecasted period ending April 2018, respectively, as a result of continuous cost control effectiveness and technology improvements, and ii) the Company expects the solar project business to generate positive cash inflow in the forecasted period.

•
While there can be no assurance that the Company will be able to refinance its short-term bank borrowings as they become due, historically, the Company has rolled over or obtained replacement borrowings from existing credit for most of its short-term bank loans upon the maturity date of the loans. As of March 31, 2017, the Company has successfully rolled over $83.7 million short-term borrowings outstanding as of December 31, 2016 and has assumed it will continue to be able to do so for the foreseeable future.

•
As of March 31, 2017, the Company has unused lines of credit of $61.0 million, of which $59.5 million is related to trade financing. Based on the Company's historical experience, trade facilities funding request will be approved in the normal course provided that the Company submits the required supporting documentation and the amount is within the credit limit granted.

•
In March 2017, the Company received non-binding letters of commitment from four banks to support their financing in the amount of $389.9 million, of which $288.6 million is related to short term loan and $101.3 million related to trade financing. However, the non-binding letters of commitment from banks do not have a stated term, and may be withdrawn by the banks at their discretion.

Based on the above factors, management believes that adequate sources of liquidity will exist to fund the Company’s working capital and capital expenditures requirements, and to meet its short term debt obligations, other liabilities and commitments as they become due.

Basis of consolidation
(b) Basis of consolidation

The consolidated financial statements include the financial statements of ReneSola Ltd and its subsidiaries. All inter-company transactions, balances and unrealized profits and losses have been eliminated on consolidation.

Fair value measurement
(c) Fair value measurement

The Company estimates fair value of financial assets and liabilities as the price that would be received from the sales of an asset or paid to transfer a liability (an exit price) on the measurement date in an orderly transaction between market participants.

When available, the Company measures the fair value of financial instruments based on quoted market prices in active markets, valuation techniques that use observable market-based inputs or unobservable inputs that are corroborated by market data. When observable market prices are not readily available, the Company generally estimates the fair value using valuation techniques that rely on alternate market data or inputs that are generally less readily observable from objective sources and are estimated based on pertinent information available at the time of the applicable reporting periods. See Note 7, “Fair Value Measurements”, for further details.

Use of estimates
(d) Use of estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting periods presented. Actual results could materially differ from these estimates. Significant accounting estimates are susceptible to changes with the acquisition of the information, which include revenue recognition for sales of solar power projects, allowances for doubtful receivables, advances to suppliers and prepayment for PPE, valuation of deferred tax assets, accruals of warranty expenses, recoverability of the carrying value of long-lived assets and project assets.

Cash and cash equivalents
(e) Cash and cash equivalents

Cash and cash equivalents represent cash on hand and held with banks, including demand deposits, which are unrestricted as to withdrawal and use, and which have original maturities of three months or less when purchased.

Restricted cash
(f) Restricted cash

Restricted cash represents amounts held by banks, which are not available for the Company’s general use, as security for issuance of letters of credit, bank acceptance bills, bank borrowings and bank drafts. Upon maturity of the letters of credit and repayment of bank acceptance bills, bank borrowings and bank drafts which generally occur within one year, the deposits are released by the bank and become available for general use by the Company.

Inventories
(g) Inventories

Before 2016, inventories were stated at the lower of cost of market. In 2016, the Company adopted ASU 2015-11 prospectively, and inventories are stated at the lower of cost or net realizable value as of December 31, 2016. Cost is determined by the weighted-average method for work-in-process and finished goods and by the first-in-first-out method for raw materials. Inventory costs comprise direct materials, direct labor and those overhead costs that have been incurred in bringing the inventories to their present location and condition.

Adjustments are recorded to write down the cost of obsolete and excess inventory to the estimated net realizable value based on historical and forecast demand. The estimated net realizable value is measured as the estimated selling price of each class of the inventories in the ordinary course of business less estimated costs of completion and disposal and normal profit margin.

The Company outsources portions of its manufacturing process, including cutting ingots into wafers, converting wafers into solar cells and converting solar cells or wafers into modules, to various third-party manufacturers. These outsourcing arrangements may or may not include transfer of title of the raw material inventory (ingots or wafers) sent to the third-party manufacturers.

For the outsourcing arrangements in which title does not transfer, the Company maintains such inventory on the Company’s balance sheet as raw materials inventory while it is in physical possession of the third-party manufacturer. Upon receipt of the processed inventory, it is reclassified as work-in-process inventory and the processing fees paid are capitalized as cost of inventory.

For those outsourcing arrangements in which title (including risk of loss) does transfer to the third-party manufacturer, the Company is contractually obligated to repurchase the processed inventory. To accomplish this, it enters into raw material sales agreements and processed inventory purchase agreements simultaneously with the third-party manufacturer. In such instances, where they are, in substance tolling arrangements, the Company retains the inventory in the consolidated balance sheets while it is in the physical possession of the third-party manufacturer. The cash received from the third-party manufacturer is recorded as a current liability on the balance sheet rather than revenue or deferred revenue. Upon receipt of the processed inventory, it is reclassified from raw materials to work-in-progress inventory and the processing fee paid to the third-party manufacturer is added to inventory cost. Cash payments for outsourcing arrangements which require prepayment for repurchase of the processed inventory are classified as current assets on the balance sheet. If there is no legal right of offset established by these arrangements, the associated assets and liabilities are presented separately on the balance sheet until the processed inventory is returned to the Company.

The Company provides solar wafer processing services on behalf of third parties who have their own polysilicon supplies. Under certain of these solar wafer processing service arrangements, the Company purchases raw materials from a customer and agrees to sell a specified quantity of solar wafers produced from such materials back to the same customer. The quantity of solar wafers sold back to the customer under these processing arrangements is consistent with the amount of raw materials purchased from the customer based on current production conversion rates. The Company records revenue from these processing transactions based on the amount received for solar wafers sold less the amount paid for the raw materials purchased from the customer. The revenue recognized is recorded as solar wafer processing revenue and the production costs incurred related to providing the processing services are recorded as solar wafer processing costs within cost of revenue.

The Company also provides module processing services on behalf of third parties who have their own cell supplies. Under certain of these module processing service arrangements, the Company purchases cells from a customer and agrees to sell a specified quantity of modules produced from such materials back to the same customer. The quantity of modules sold back to the customer under these processing arrangements is consistent with the amount of cells purchased from the customer based on current production conversion rates. The Company records revenue from these processing transactions based on the amount received for modules sold less the amount paid for the cells purchased from the customer. The revenue recognized is recorded as module processing revenue and the production costs incurred related to providing the processing services are recorded as module processing costs within cost of revenue.

On occasion, the Company enters into firm purchase commitments to acquire materials from its suppliers. A firm purchase commitment represents an agreement that specifies all significant terms, including the price and timing of the transactions, and includes a disincentive for nonperformance that is sufficiently large to make performance probable. This disincentive is generally in the form of a “take or pay” provision which requires the Company to pay for committed volumes regardless of whether the Company actually takes possession of the materials. The Company evaluates these agreements whenever market prices decrease such that the commitment price is significantly higher than market, if any, using a lower of cost or net realizable value approach consistent with that used to value inventory (see Note4).

Project assets and deferred project costs
(h) Project assets and deferred project costs

In 2012, the Company began entering into arrangements to develop commercial solar power projects ("project assets") for sale upon their completion. Project assets consist primarily of costs relating to solar power projects in various stages of development that are capitalized prior to entering into a definitive sales agreement for the solar power project. These costs include certain acquisition costs, land costs and costs for developing and constructing a solar power project. Development costs can include legal, consulting, permitting, and other similar costs. Construction costs can include execution of field construction, installation of solar equipment, and solar modules and related equipment. Interest costs incurred on debt during the construction phase are also capitalized within project assets. The Company does not depreciate the project assets, when they are considered held for sale. Any revenue generated from a solar power project connected to the grid would be considered incidental revenue and accounted for as a reduction of the capitalized project costs for development. In addition, the Company presents all expenditures related to the development and construction of project assets as a component of cash flows from operating activities.

During the development phase, these project assets are accounted for in accordance with the recognition, initial measurement and subsequent measurement subtopics of ASC 970- 360, as they are considered in substance real estate. While the solar power projects are in the development phase, they are generally classified as non-current assets, unless it is anticipated that construction will be completed and sale will occur within one year.

Project assets are classified as current assets on the consolidated balance sheets when the criteria in ASC 360-10-45-9 are met. If, not met, the Company reclassifies them to property, plant and equipment, unless the delay in the period required to complete the sale is caused by events or circumstances beyond the Company's control. In 2014, the Company reclassified two project assets in Romania to property, plant and equipment with the carrying value of $27,127,591.

Deferred project costs represents costs that are capitalized as project assets for arrangements that are accounted for as real estate transactions after the Company has entered into a definitive sales arrangement, but before the sale is completed or before all criteria to recognize the sale as revenue is met. The Company classifies deferred project costs as noncurrent if all revenue recognition criteria are not expected within the next 12 months. As of December 31, 2015, the Company entered into a sale transaction for one project asset, which includes contractual provisions which may require the Company to repurchase the project asset under certain circumstances. The repurchase provisions expire on June 30, 2017. In connection with this transaction, the Company has classified the project asset as deferred project costs of $16,374,899.

The Company reviews project assets for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. The Company considers a project commercially viable or recoverable if it is anticipated to be sold for a profit once it is either fully developed or fully constructed. The Company considers a partially developed or partially constructed project commercially viable or recoverable if the anticipated selling price is higher than the carrying value of the related project assets. The Company examines a number of factors to determine if the project will be recoverable, the most notable of which include whether there are any changes in environmental, ecological, permitting, market pricing or regulatory conditions that impact the project. Such changes could cause the costs of the project to increase or the selling price of the project to decrease. If a project is not considered recoverable, the Company impairs the respective project assets and adjusts the carrying value to the estimated recoverable amount, with the resulting impairment recorded within operations. The Company did not recognize any impairment losses on project assets for the years ended December 31, 2015 and 2016, respectively.

Investments
(i) Investments

Investments in marketable equity securities are classified as trading, or available-for-sale. Investments classified as trading are reported at fair value with unrealized gains and losses included in earnings. Investments classified as available-for-sale are reported at fair value with unrealized gains and losses recorded in other comprehensive income. The cost of investments sold is determined by specific identification.

Investments are evaluated for impairment at the end of each period. Unrealized losses are recorded to other expenses when a decline in fair value is determined to be other-than-temporary. The Company reviews several factors to determine whether a loss is other-than-temporary. These factors include, but are not limited to, the: (1) nature of the investment; (2) cause and duration of the impairment; (3) extent to which fair value is less than cost; (4) financial conditions and near term prospects of the issuers; and (5) ability to hold the security for a period of time sufficient to allow for any anticipated recovery in fair value.

The Company routinely reviews available-for-sale securities for other-than-temporary declines in fair value below the cost basis, and when events or changes in circumstances indicate the carrying value of an asset may not be recoverable, the security is written down to fair value. No other-than-temporary impairment loss was recognized during the years ended December 31, 2014, 2015 and 2016.

Advances to suppliers and advances for purchase of property, plant and equipment
(j) Advances to suppliers and advances for purchase of property, plant and equipment

In order to secure a stable supply of silicon materials and construction materials, the Company makes advance payments to suppliers for raw material supplies and advances for purchases of long-lived assets which are offset against future deliveries. Advances to suppliers for purchases expected within twelve months as of each balance sheet date are recorded as advances to suppliers in current assets and those associated with purchases expected over longer periods of time are recorded in non-current advance to suppliers. As of December 31, 2015 and 2016, advances to suppliers in current assets were $18,479,686 and $14,943,450, respectively, and non-current advances to suppliers for silicon raw material supplies were both $nil. Advances for property, plant and equipment are recorded in non-current assets and were $381,958 and $845,907 as of December 31, 2015 and 2016, respectively. The Company does not require collateral or other security against its advances to suppliers. As a result, the Company’s claims for such prepayments are unsecured, which exposes the Company to the suppliers’ credit risk. The Company performs ongoing credit evaluations of the financial condition of its material suppliers.

As of December 31, 2015 and 2016, advances to suppliers in excess of 10% of total advances to suppliers are as follows:

	At December 31,
	2015	2016
Supplier A	$6,400,000	$1,614,677
Supplier B	$1,070,954	$1,458,913

As of December 31, 2015 and 2016, advances for purchases of property, plant and equipment in excess of 10% of total advances and prepayments to equipment suppliers are as follows:

	At December 31,
	2015	2016
Supplier A	$71,783	$236,929
Supplier B	$66,689	-

Property, plant and equipment
(k) Property, plant and equipment

Property, plant and equipment are stated at cost less accumulated depreciation and impairment. Depreciation is computed on a straight-line basis over the following estimated useful lives:

Buildings	40-50 years
Leasehold improvement	10-25 years
Plant and machinery	10-25 years
Motor vehicles	4-5 years
Office equipment	3-5 years
Solar power projects	25 years

Construction in progress represents mainly the construction of new facilities in ReneSola Zhejiang, ReneSola Jiangsu, Sichuan ReneSola, and Sichuan Ruiyu. Costs incurred in the construction are capitalized and transferred to property, plant and equipment upon completion, at which time depreciation commences.

Assets held-for-sale
(l) Assets held-for-sale

Non-current assets and asset disposal groups are classified as held-for-sale if their carrying amount will be recovered principally through a sale transaction rather than through continuing use. This condition is regarded as met only when the sale is highly probable, the assets are available for immediate sale in their present condition and they are expected to qualify for recognition as a completed sale within one year from the date of classification. Non-current assets classified as held for sale are measured at lower of their carrying amount and fair value less costs to sell. In December 2015, the company had entered into an agreement to sell property and land use right in Sichuan, China, and the assets have been classified as assets held for sale as of December 31, 2015. This transaction was close in the course of 2016. In September 2016, the company had entered into an agreement to sell property and land use right in Zhejiang, China, and the assets have been classified as assets held-for-sale as of December 31, 2016. This transaction is expected to close in the course of 2017.

The company's assets held for sale are summarized below:

	At December 31, 2015	At December 31, 2016
Property, plant and equipment, net	$3,530,744	$6,638,018
Prepaid land use right, net	$710,134	$920,200
Total	$4,240,878	$7,558,218

Interest capitalization
(m) Interest capitalization

The Company capitalizes interest costs as part of the costs of constructing certain assets during the period of time required to get the assets ready for their intended use. The Company capitalizes interest to the extent that expenditures to construct an asset have occurred and interest costs have been incurred. The interest capitalized for project assets forms part of the cost of revenues when such project assets are sold and all revenue recognition criteria are met. Interest capitalization ceases once a project is substantially complete or no longer undergoing construction activities to prepare it for its intended use.

Prepaid land use right
(n) Prepaid land use right

Prepaid land use right represent payments made to obtain land use rights. Prepaid land use right is recognized as an expense on a straight-line basis over the lease period of 40-50 years.

Expenses recognized were $779,703, $910,157 and $815,236 for the years ended December 31, 2014, 2015 and 2016, respectively.

Impairment of long-lived assets
(o) Impairment of long-lived assets

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable or that the useful life is shorter than originally estimated. The Company assesses recoverability of the long-lived assets by comparing the carrying amount of the assets to the estimated future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. The Company recognizes an impairment loss in the event the carrying amount exceeds the estimated future undiscounted cash flows attributable to such assets, measured as the difference between the carrying amount of the assets and the fair value of the impaired assets.

The impairment losses of long-lived assets were $nil, $nil and $ 4,624,979 for the years ended December 31, 2014, 2015 and 2016 respectively (see Note 6).

Deferred convertible notes issuance costs
(p) Deferred convertible notes issuance costs

Debt issuance costs are deferred and amortized using effective interest method through the earliest redemption date. The amortization, recorded in interest expense, was $933,152, $764,527 and $32,935 for the years ended December 31, 2014, 2015 and 2016, respectively.

Contingencies
(q) Contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines, and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. If a potential material loss contingency is not probable but is reasonably possible, or is probable but the amount cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, is disclosed. Legal costs incurred in connection with loss contingencies are expensed as incurred.

Income taxes
(r) Income taxes

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements, net operating loss carry forwards and credits by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities. The Company recognizes the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. Before 2016, the component of the deferred tax assets and liabilities were individually classified as current and non-current based on the characteristics of the underlying assets and liabilities, or the expected timing of their use when they did not relate to a specific asset or liability. From 2016, the Company adopted ASU2015-17 prospectively, and as of December 31, 2016, the components of the deferred tax assets and liabilities are all classified as non-current in a classified statement of financial position.

Revenue recognition
(s) Revenue recognition

Solar power products

The Company sells solar power products including virgin polysilicon, monocrystalline and multicrystalline solar wafers and PV cells and modules. The Company also enters into agreements to process silicon materials into silicon ingots and wafers, and to process PV cells into modules for customers. The Company recognizes revenues when persuasive evidence of an arrangement exists, the products are delivered and title and risk of loss has passed to customers, the price to the buyer is fixed and determinable, and collectability is reasonably assured. Sales agreements typically contain customary product warranties but do not contain any post-shipment obligations nor any return or credit provisions.

A majority of the Company’s contracts provide that products are shipped under free on board (“FOB”) terms, cost, insurance and freight (“CIF”) terms or delivered duty unpaid (“DDU”) terms. Under FOB, the Company fulfills its obligation when the goods have passed over the ship’s rail at the named port of shipment. The customer bears all costs and risks of loss or damage to the goods from that point. Under CIF, the Company must pay the costs, insurance and freight necessary to bring the goods to the named port of destination, and bears the risk of loss or damage to the goods during transit. Under DDU, the Company is responsible for making a safe delivery of goods to a named destination, paying all transportation expenses but not the duty. The Company bears the risks and costs associated with supplying the good to the delivery location. The Company recognizes revenue when the title of goods and risk of loss or damage is transferred to the customers based on the terms of the sales contracts, and if the other recognition criteria are met.

Solar power projects

The Company recognizes revenue from the sale of project assets in accordance with ASC 360-20, Real Estate Sales. For these transactions, the Company has determined that the project assets, which represent the costs of constructing solar power projects, represent “integral” equipment and as such, the entire transaction is in substance the sale of real estate and subject to the revenue recognition guidance under ASC 360-20 Real Estate. Under the provisions of real estate accounting, the Company recognizes revenue under full accrual method when all of the following requirements are met: (a) the sales are consummated; (b) the buyer’s initial and continuing investments are adequate to demonstrate its commitment to pay; (c) the receivable is not subject to any future subordination; and (d) the Company has transferred the usual risk and rewards of ownership to the buyer. Specifically, the Company considers the following factors in determining whether the sales have been consummated: (a) the parties are bound by the terms of a contract; (b) all consideration has been exchanged; (c) permanent financing for which the seller is responsible has been arranged; and (d) all conditions precedent to closing have been performed, and the Company does not have any substantial continuing involvement with the project.

For sales agreements that have energy generation performance guarantees within certain timeframe, if there is an underperformance event, the Company may incur liquidated damages as a percentage of the EPC contract price. The Revenue recognized is reduced by the maximum amount of the payable liquidated damage, which amount is deferred until the end of the guarantee period.

For sales agreements that have conditional repurchase clauses if certain events occur, such as not achieving specified guaranteed performance level within a certain timeframe, the Company will not recognize revenue on such sales agreements until the conditional repurchase clauses are of no further force or effect and all other necessary revenue recognition criteria have been met.

The Company has recognized $nil, $110,737,934 and $83,107,906 from sales of project assets for the years ended December 31, 2014, 2015 and 2016, respectively

Deferred project revenue
(t) Deferred project revenue

Deferred project revenue was $32,376,386 and $32,242,995 at December 31, 2015 and 2016, respectively, and represented customer payments received or customer billings made under the terms of solar power project related sales contracts for which all revenue recognition criteria for real estate transactions have not yet been met. The associated solar power project related costs are included as deferred project costs. The Company classifies such amounts as current or noncurrent depending on when all revenue recognition criteria are expected to be met, consistent with the classification of the associated deferred project costs.

Cost of revenues
(u) Cost of revenues

Cost of revenues consists of production related costs including costs of silicon raw materials, consumables, direct labor, overhead costs, depreciation of plant and equipment, contractor and processing fees. Shipping and handling costs incurred on sale of products and included in sales and marketing expense were $55,474,721, $34,734,098 and $19,598,411 for the years ended December 31, 2014, 2015 and 2016, respectively.

Research and development
(v) Research and development

Costs related to the design, formulation and testing of new products or process alternatives are included in research and development expenses. Research and development costs are expensed when incurred.

Warranty expenses
(w) Warranty expenses

The Company’s solar modules are typically sold with 25 years warranties against specified declines in the initial minimum power generation capacity at the time of delivery. The Company also provides warranties for solar modules against defects in materials and workmanship for a period of five or ten years from the date of sale. Warranty cost is accrued at the point the related module revenue is recognized. Due to the limited solar module manufacturing history, the Company does not have a significant history of warranty claim. Cost of warranties is estimated based on an assessment of the Company’s and competitors’ accrual history, industry-standard testing, estimates of failure rates from quality review and other assumptions that are considered to be reasonable under the circumstances. Actual warranty costs are accumulated and charged against accrued warranty liability. To the extent that actual warranty cost differs from the estimates, the Company will prospectively revise the accrual rate. As such estimates are subjective, the Company will continue to analyze its claim history and the performance of its products and compare against its competitors, industry data for warranty claims, and other assumptions, such as academic research, to determine whether its accrual is adequate. The Company has adopted a warranty accrual rate of 1.0% of PV module revenues, based on its assessment of industry norms which also represents the Company's best estimate to date. Should it begin to experience warranty claims differing from its accrual rate, the Company would prospectively revise the warranty accrual rate. From the first quarter of 2014, the Company reclassified warranty expenses from cost of revenues to selling expenses, to better reflect its global OEM business operations and align its accounting policy to industry peers. Accordingly, beginning from the first quarter of 2014, warranty expenses have been recognized as part of selling expenses. The Company revised downward the estimated cost to satisfy the Company’s outstanding product warranty by $3,249,623 and $4,429,833 for the year ended December 31, 2015 and 2016, respectively, attributable primarily to decrease in the average selling prices (“ASPs”) for solar modules, a primary input into the estimated costs of the Company’s warranty policy.

Government grants
(x) Government grants

Government grants received by the Company consist of unrestricted grants and subsidies and restricted grants. Unrestricted grants that allowed the Company’s full discretion in utilizing the funds were recognized as other operating income upon receipt of cash and when all the conditions for their receipt have been satisfied. The Company recorded $4,618,498, $3,815,650 and $2,457,077 government grants for the years ended December 31, 2014, 2015 and 2016 in other operating income, respectively.

Restricted grants related to property, plant and equipment are recorded as deferred subsidies and are amortized on a straight-line basis over the useful life of the associated assets. The Company received government grants related to property, plant and equipment and land use right of $12,037,938, $nil and $nil during the years ended December 31, 2014, 2015 and 2016, respectively. The deferred government grants as of December 31, 2015 and 2016 were $23,241,899 and $20,824,155, respectively, included in deferred subsidies and other in the consolidated balance sheets. The Company amortized the deferred grants in the amount of $1,455,103, $829,668 and $644,451 into other operating income for the years ended December 31, 2014, 2015 and 2016, respectively.

Other operating expense (income)
(y) Other operating expense (income)

Other operating expense (income) primarily consists of gains or losses on disposal of fixed assets and land use right, subsidies received from the government, and forfeitures of advances from customers.

Foreign currency
(z) Foreign currency

The functional currency of ReneSola Ltd is the United States Dollar (“U.S. dollar”). The functional currency of ReneSola's subsidiaries in the PRC is Renminbi (“RMB”). The functional currency of the overseas subsidiaries normally is the local currency the subsidiary domiciles.

Foreign currency transactions have been translated into the functional currency at the exchange rates prevailing on the date of transactions. Foreign currency denominated monetary assets and liabilities are remeasured into the functional currency at exchange rates prevailing on the balance sheet date. Exchange gains and losses have been included in the determination of net income.

The Company has chosen the U.S. dollar as its reporting currency. Assets and liabilities have been translated using exchange rates prevailing on the balance sheet date. Income statement items have been translated using the weighted average exchange rate for the year. Translation adjustments have been reported as a component of other comprehensive income in the statement of comprehensive income.

The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China foreign exchange trading system market. The Company’s cash and cash equivalents denominated in RMB amounted to RMB 34,604,501 ($5,342,001) and RMB 112,184,192 ($16,157,889) at December 31, 2015 and 2016, respectively. And the Company’s restricted cash denominated in RMB amounted to RMB 560,065,172 ($86,458,941) and RMB 613,666,780 ($88,386,426) at December 31, 2015and 2016, respectively.

Fair value of financial instruments
(aa) Fair value of financial instruments

Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (also referred to as an exit price). The Company utilizes a hierarchy for inputs used in measuring fair value that gives the highest priority to observable inputs and the lowest priority to unobservable inputs. Valuation techniques used to measure fair value shall maximize the use of observable inputs.

When available, the Company measures the fair value of financial instruments based on quoted market prices in active markets, valuation techniques that use observable market-based inputs or unobservable inputs that are corroborated by market data. Pricing information the Company obtains from third parties is internally validated for reasonableness prior to use in the consolidated financial statements. When observable market prices are not readily available, the Company generally estimates the fair value using valuation techniques that rely on alternate market data or inputs that are generally less readily observable from objective sources and are estimated based on pertinent information available at the time of the applicable reporting periods. In certain cases, fair values are not subject to precise quantification or verification and may fluctuate as economic and market factors vary and the Company’s evaluation of those factors changes. Although the Company uses its best judgment in estimating the fair value of these financial instruments, there are inherent limitations in any estimation technique. In these cases, a minor change in an assumption could result in a significant change in its estimate of fair value, thereby increasing or decreasing the amounts of the Company’s consolidated assets, liabilities, equity and net income or loss. See Note 7, “Fair Value Measurements”, for further details.

Derivative financial instruments
(ab) Derivative financial instruments

The Company uses foreign exchange forward contracts to hedge the foreign currency exchange risk inherent in the future cash flows associated with forecasted sales denominated in foreign currencies, mainly in U.S. Dollar or Euro.

The Company accounts for these forward contracts as derivative instruments and recognizes all derivative instruments as either assets or liabilities at fair value in other financial assets or other financial liabilities in the consolidated balance sheets. The Company does not offset the carrying amounts of derivatives with the same counterparty.

The Company's derivative instruments do not qualify for hedge accounting. Accordingly, gains or losses resulting from changes in the values of derivative instruments are recognized as (gain) loss on derivatives, net, in the consolidated income statement.

Net (gains) losses recognized on derivative instruments from foreign currency forward exchange contracts were $(6,057,941), $6,030,915and $(4,591,991) in the years ended December 31, 2014, 2015 and 2016, respectively. As of December 31, 2016, the Company has outstanding foreign exchange forward contracts with a total notional amount of $50,605,200.

Earnings (loss) per share
(ac) Earnings (loss) per share

Basic earnings (loss) per share is computed by dividing income attributable to holders of common shares by the weighted average number of common shares outstanding during the year. Diluted earnings (loss) per share reflects the potential dilution that could occur if securities or other contracts to issue common shares were exercised or converted into common shares.

Share-based compensation
(ad) Share-based compensation

The Company recognizes expenses for services received in exchange for awards of equity instruments based on the grant-date fair value of the award as determined by the Black-Scholes option pricing model, net of estimated forfeitures. The estimated compensation cost is recognized ratably over the period the grantee is required to provide services per the conditions of the award. See Note 13, “Share Based Compensation”, for further details.

Comprehensive income (loss)
(ae) Comprehensive income (loss)

Comprehensive income is the change in equity during a period from transactions and other events and circumstances from non-shareholder sources and included net income and foreign currency translation adjustments. As of December 31, 2014, 2015 and 2016, accumulated other comprehensive income was comprised entirely of foreign currency translation adjustments.

Treasury Stock
(af) Treasury Stock

On September 23, 2015, the Company's Board of Directors authorized the Company to repurchase up to $20 million of its ADSs, each representing its two ordinary shares in aggregate value of its outstanding ordinary shares through open market or private transactions during the twelve months period ending in September, 2016, depending on market condition.

In the year ended December 31, 2015, the Company repurchased an aggregate of 161,477 ADSs, representing 1,614,776 ordinary shares, on the open market for total cash consideration of $812,184 as treasury stock. As of December 31, 2015 the Company cancelled all the treasury stock.

In September 2016, the Company's Board of Directors decided to extend the share repurchase program for another 12 months ending September 2017.

In the year ended December 31, 2016, the Company repurchased an aggregate of 280,429 ADSs, representing 2,804,286 ordinary shares, on the open market for total cash consideration of $1,493,352 as treasury stock. As of December 31, 2016, the Company cancelled the 1,352,586 shares of the treasury stock. All of such repurchased shares have been canceled as of March 31, 2017.

Concentrations of credit risk
(ag) Concentrations of credit risk

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash, notes receivable, accounts receivable and advances to suppliers. The Company places its cash and cash equivalents with financial institutions with high-credit ratings and quality. The Company conducts credit evaluations of customers and generally does not require collateral or other security from its customers. The Company establishes an allowance for doubtful receivables mainly based on the age of receivables and factors surrounding the credit risk of specific customers. The Company performs ongoing credit evaluations of the suppliers’ financial conditions. The Company generally does not require collateral or other security against such suppliers; however, it maintains a reserve for potential credit losses. Such losses have historically been within management’s expectations.

Recently issued accounting pronouncements
(ah) Recently issued accounting pronouncements

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers. The standard’s core principle is that a company will recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. In August 2015, FASB issued ASU No. 2015-14, Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date, which delays the effective date of ASU 2014-09 by one year. FASB also agreed to allow entities to choose to adopt the standard as of the original effective date. In March 2016, FASB issued ASU No. 2016-08, Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations (Reporting Revenue Gross versus Net), which clarifies the implementation guidance on principal versus agent considerations. The guidance includes indicators to assist an entity in evaluating whether it controls the good or the service before it is transferred to the customer. The new revenue recognition standard will be effective for public entities for annual reporting periods beginning after December 15, 2017, and interim periods therein, that is, the first quarter of 2018. The new standard also permits two methods of adoption: retrospectively to each prior reporting period presented (full retrospective method), or retrospectively with the cumulative effect of initially applying the guidance recognized at the date of initial application (the modified retrospective method).

The Company currently plans to adopt effective January 1, 2018 using the full retrospective approach; however, a final decision regarding the adoption method has not been made at this time. The Company’s final determination will depend on a number of factors such as the process of finalizing the impact to the Company’s financial results and from additional disclosure requirements.

The Company expects this adoption to primarily affect certain solar power project sales arrangements currently accounted for under ASC 360-20, which requires the Company to evaluate whether such arrangements have any forms of continuing involvement that may affect the revenue or profit recognition of the transactions, including arrangements with prohibited forms of continuing involvement requiring the Company to reduce the potential profit on a project sale by the maximum exposure to loss. The Company anticipates that ASU 2014-09, which supersedes the real estate sales guidance under ASC 360-20, will result in the earlier recognition of revenue and profit. The Company expects revenue recognition for other sales arrangements, including sales of solar cells and modules, and solar wafers products, to remain materially consistent with the current practice.

The Company will continues to assess the potential impacts of the new standard, including the areas described above, and anticipates that this standard will have a material impact on its consolidated financial statements. However, the Company does not know or cannot reasonably estimate quantitative information, beyond that discussed above, related to the impact of the new standard on the financial statements at this time.

In February 2015, the FASB issued ASU 2015-02, Consolidation (Topic 810) - Amendments to the Consolidation Analysis. ASU 2015-02 modifies existing consolidation guidance related to (i) limited partnerships and similar legal entities, (ii) the evaluation of variable interests for fees paid to decision makers or service providers, (iii) the effect of fee arrangements and related parties on the primary beneficiary determination, and (iv) certain investment funds. These changes are expected to limit the number of consolidation models and place more emphasis on risk of loss when determining a controlling financial interest. ASU 2015-02 is effective for fiscal years and interim periods within those years beginning after December 15, 2015. The adoption of ASU 2015-02 in the first quarter of 2016 did not have a significant impact on the consolidated financial statements and associated disclosures.

In January 2016, the FASB issued ASU 2016-01, Financial Instruments-Overall (Subtopic 825-10)-Recognition and Measurement of Financial Assets and Financial Liabilities. ASU 2016-01 changes how entities measure certain equity investments and present changes in the fair value of financial liabilities measured under the fair value option that are attributable to their own credit. The guidance also changes certain disclosure requirements and other aspects of current U.S. GAAP. ASU 2016-01 is effective for fiscal years and interim periods within those years beginning after December 15, 2017, and certain provisions of the guidance may be early adopted. The Company is still evaluating the impact ASU 2016-01 will have on the consolidated financial statements and associated disclosures.

In February 2016, the FASB issued ASU 2016-02, "Leases (Topic 842)". This update requires an entity to recognize lease assets and lease liabilities on the balance sheet and to disclose key information about the entity's leasing arrangements. ASU 2016-02 is effective for annual reporting periods, and interim periods therein, beginning after December 15, 2018, with early application permitted. A modified retrospective approach is required.  The Company is still in the process of assessing the potential financial impact the adoption will have to the Company.

In March 2016, the FASB issued ASU 2016-08, which amends the principal-versus-agent implementation guidance and illustrations in the Board's new revenue standard (ASC 606). The amendments in this update clarify the implementation guidance on principal versus agent considerations. When another party, along with the reporting entity, is involved in providing goods or services to a customer, an entity is required to determine whether the nature of its promise is to provide that good or service to the customer (as a principal) or to arrange for the good or service to be provided to the customer by the other party (as an agent). The guidance is effective for interim and annual periods beginning after December 15, 2017. The Company is still in the process of assessing the potential financial impact the adoption will have to the Company.

In March, 2016, the FASB issued Accounting Standards Update No. 2016-09 (ASU 2016-09), “Compensation – Stock Compensation (Topic 718)”, which simplifies several aspects of the accounting for employee share-based payment transactions for both public and nonpublic entities, including the accounting for income taxes, forfeitures, and statutory tax withholding requirements, as well as classification in the statement of cash flows. The new guidance, which is part of the Board’s simplification initiative, also contains two practical expedients under which nonpublic entities can use a simplified method to estimate the expected term of an award and make a one-time election to switch from fair value measurement to intrinsic value measurement for liability-classified awards. The ASU is effective for annual periods beginning after December 15, 2016 and early adopt is permitted. The Company is in the process of evaluating the impact of the standard on its consolidated financial statements.

In August, 2016, the FASB issued Accounting Standards Update No. 2016-15 (ASU 2016-15), “Statement of Cash Flows”, a proposed ASU on restricted cash in response to an EITF consensus-for-exposure. The proposed ASU would require an entity to include in its cash and cash-equivalent balances in the statement of cash flows those amounts that are deemed to be restricted cash and restricted cash equivalents. The proposal’s primary purpose is to eliminate the diversity in practice related to how entities classify and present changes in restricted cash in the cash flow statement in accordance with ASC 230. The ASU is effective for annual and interim periods beginning after December 15, 2017 and early adoption is permitted. The Company is in the process of evaluating the impact of the standard on its consolidated financial statements.

In October 2016, the FASB issued Accounting Standards Update No. 2016-16 (ASU 2016-16), “Income Taxes (Topic 740), Intra-Entity Transfers of Assets Other Than Inventory”. The new guidance requires that entities recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs, rather than when the asset is sold to an outside party. The guidance is effective for annual reporting periods beginning after December 15, 2017, including interim periods within those annual reporting periods. Early adoption is permitted as of the beginning of an annual reporting period (as of the first interim period if an entity issues interim financial statements). The new guidance requires adoption on a modified retrospective basis through a cumulative-effect adjustment directly to retained earnings as of the beginning of the period of adoption. The Company is in the process of evaluating the impact of the standard on its consolidated financial statements.

In November, 2016, the FASB issued Accounting Standards Update No. 2016-18 (ASU 2016-18), “Statement of Cash Flows”, which amends ASC 230 to add or clarify guidance on the classification and presentation of restricted cash in the statement of cash flows. The ASU is effective for annual and interim periods beginning after December 15, 2017 and early adoption is permitted. The Company is in the process of evaluating the impact of the standard on its consolidated financial statements.